Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

7. Property, Plant and Equipment, Net

Property and equipment and related accumulated depreciation were as follows:

	December 31,	December 31,
	2018	2019
Mold and tooling	1,032,685	1,898,975
Leasehold improvements	653,298	1,025,570
Production facilities	456,569	869,819
Building and construction	481,121	828,958
Charging & battery swap infrastructure	470,506	608,919
Construction in process	1,289,611	475,977
Computer and electronic equipment	393,931	428,028
R&D equipment	320,362	400,461
Purchased software	286,034	341,379
Others	146,869	279,233
Subtotal	5,530,986	7,157,319
Less: Accumulated depreciation	(677,829)	(1,548,977)
Less: Accumulated impairment	—	(75,278)
Total property, plant and equipment, net	4,853,157	5,533,064

The Group recorded depreciation expenses of RMB165,960, RMB469,408 and RMB993,070 for the years ended December 31, 2017, 2018 and 2019, respectively.